INTEREST-BEARING LOANS AND BORROWINGS (Schedule of movement in the derivative financial asset) (Details) - Non Current Assets [Member] - Derivative Financial Asset [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Balance at beginning of the period	$ 166	$ 178
Derivative financial asset at date of drawdown	0	28
Fair value adjustments in the period (old derivative)	166	(40)
Initial recognition of new derivative asset (call option)	249	0
Balance at end of the period	$ 249	$ 166